Accounts Receivable (Details)	1 Months Ended	8 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($)	Aug. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) program	Dec. 31, 2021 USD ($)
Derecognition of Financial Assets by Type of Transfer [Line Items]
Number of supplier financing programs | program			3
Contract assets			$ 292,900,000	$ 253,500,000
Factoring of receivables from facility program
Derecognition of Financial Assets by Type of Transfer [Line Items]
Agreement to sell trade receivables, maximum capacity	$ 405,000,000.0	$ 300,000,000.0
Extension term	1 year
Notice before termination	3 months
Accounts receivable sold during period			245,600,000	45,800,000
Factoring of receivables from supplier financing program
Derecognition of Financial Assets by Type of Transfer [Line Items]
Accounts receivable sold during period			$ 105,600,000	$ 98,000,000.0
CCS Segment Customer
Derecognition of Financial Assets by Type of Transfer [Line Items]
Number of supplier financing programs | program			1
ATS Segment Customer
Derecognition of Financial Assets by Type of Transfer [Line Items]
Number of supplier financing programs | program			2